Shareholder’s Equity (Details) - Schedule of reserves - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reserves [Abstract]
Legal	[1]	$ 4,892	$ 4,892
Working Capital	[2]	40,851	37,857
Total		45,743	42,749
Balance as of January 1		42,749	39,897
Increase in working capital reserves		2,994	2,852
Balance as of December 31		$ 45,743	$ 42,749

[1]	Legal Reserve - Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.